Quarterly Report
March 31, 2022
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
MIS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Apparel Manufacturers – 3.7%
Adidas AG	55,599	$12,983,272
LVMH Moet Hennessy Louis Vuitton SE	11,704	8,334,061
NIKE, Inc., “B”	135,041	18,171,117
		$39,488,450
Automotive – 0.7%
Aptiv PLC (a)	58,535	$7,007,225
Brokerage & Asset Managers – 2.2%
Blackstone, Inc.	47,068	$5,974,812
Charles Schwab Corp.	212,276	17,896,989
		$23,871,801
Business Services – 10.8%
Accenture PLC, “A”	117,946	$39,774,929
Cognizant Technology Solutions Corp., “A”	100,267	8,990,942
Equifax, Inc.	76,099	18,043,073
Fidelity National Information Services, Inc.	146,374	14,698,877
Fiserv, Inc. (a)	220,580	22,366,812
Verisk Analytics, Inc., “A”	55,587	11,930,638
		$115,805,271
Cable TV – 0.9%
Charter Communications, Inc., “A” (a)	17,493	$9,542,781
Computer Software – 12.4%
Black Knight, Inc. (a)	104,905	$6,083,441
Microsoft Corp.	414,063	127,659,763
		$133,743,204
Computer Software - Systems – 5.6%
Apple, Inc.	347,131	$60,612,544
Construction – 1.9%
Otis Worldwide Corp.	154,673	$11,902,087
Sherwin-Williams Co.	36,230	9,043,733
		$20,945,820
Consumer Products – 5.1%
Church & Dwight Co., Inc.	246,277	$24,475,008
Colgate-Palmolive Co.	323,196	24,507,953
Estee Lauder Cos., Inc., “A”	20,802	5,664,801
		$54,647,762
Electrical Equipment – 5.2%
Amphenol Corp., “A”	311,390	$23,463,236
Fortive Corp.	287,582	17,522,371
TE Connectivity Ltd.	112,463	14,730,404
		$55,716,011
Electronics – 2.8%
Analog Devices, Inc.	68,878	$11,377,268
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	68,993	7,193,210
Texas Instruments, Inc.	62,868	11,535,021
		$30,105,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.6%
McCormick & Co., Inc.	138,238	$13,796,152
PepsiCo, Inc.	84,263	14,103,941
		$27,900,093
General Merchandise – 1.4%
Dollarama, Inc.	258,591	$14,665,522
Health Maintenance Organizations – 0.9%
Cigna Corp.	40,608	$9,730,083
Insurance – 3.6%
Aon PLC	82,307	$26,801,628
Marsh & McLennan Cos., Inc.	71,752	12,227,976
		$39,029,604
Internet – 9.4%
Alphabet, Inc., “A” (a)	32,885	$91,464,695
Tencent Holdings Ltd.	205,500	9,694,542
		$101,159,237
Leisure & Toys – 2.1%
Electronic Arts, Inc.	175,646	$22,220,975
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	54,821	$13,333,564
Medical Equipment – 11.6%
Abbott Laboratories	85,587	$10,130,077
Agilent Technologies, Inc.	56,879	7,526,798
Becton, Dickinson and Co.	71,551	19,032,566
Boston Scientific Corp. (a)	465,988	20,638,609
Danaher Corp.	47,572	13,954,295
Medtronic PLC	79,995	8,875,445
STERIS PLC	54,804	13,249,963
Stryker Corp.	41,211	11,017,761
Thermo Fisher Scientific, Inc.	35,392	20,904,285
		$125,329,799
Other Banks & Diversified Financials – 5.2%
Mastercard, Inc., “A”	33,333	$11,912,547
Moody's Corp.	31,519	10,634,826
Visa, Inc., “A”	149,188	33,085,423
		$55,632,796
Pharmaceuticals – 0.4%
Roche Holding AG	10,268	$4,060,741
Railroad & Shipping – 1.6%
Union Pacific Corp.	61,831	$16,892,848
Restaurants – 1.5%
Starbucks Corp.	180,457	$16,416,173
Specialty Stores – 3.8%
Alibaba Group Holding Ltd. (a)	967,872	$13,247,537
JD.com, Inc., “A” (a)	9,933	290,916
Ross Stores, Inc.	193,760	17,527,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
TJX Cos., Inc.	155,804	$9,438,606
		$40,504,589
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	78,603	$19,746,646
Utilities - Electric Power – 1.0%
Xcel Energy, Inc.	150,445	$10,857,616
Total Common Stocks		$1,068,966,654
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.21% (v)	7,116,610	$7,116,610

Other Assets, Less Liabilities – (0.0)%		(322,584)
Net Assets – 100.0%		$1,075,760,680
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,116,610 and $1,068,966,654, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$985,163,289	$—	$—	$985,163,289
China	—	23,232,995	—	23,232,995
Canada	14,665,522	—	—	14,665,522
Ireland	13,333,564	—	—	13,333,564
Germany	—	12,983,272	—	12,983,272
France	—	8,334,061	—	8,334,061
Taiwan	7,193,210	—	—	7,193,210
Switzerland	—	4,060,741	—	4,060,741
Mutual Funds	7,116,610	—	—	7,116,610
Total	$1,027,472,195	$48,611,069	$—	$1,076,083,264
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,764,975	$43,000,058	$40,648,423	$—	$—	$7,116,610
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,231	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.